LOSS PER SHARE - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Per Share
Loss after income tax attributable to shareholders	$ (5,771,510)	$ (10,034,077)	$ (15,646,147)
Number of ordinary shares	9,329,420	6,513,671	3,377,386
Weighted average number of ordinary shares on issue	8,292,403	4,311,360	3,377,386
Basic and diluted loss per share	$ (0.70)	$ (2.33)	$ (4.63)